International operations (Tables)	12 Months Ended
Dec. 31, 2024
Segments, Geographical Areas [Abstract]
Foreign Revenue, Income before Income Taxes, Net Income and Assets from Foreign Operations
Total assets, total revenue, income before income taxes and net income of our international operations are shown in the table below.

International operations		International				Total International	Total Domestic
(in millions)		Europe, the Middle East and Africa		Asia-Pacific region	Other				Total
2024
	Total assets at period end (a)	$73,111	(b)	$8,665	$1,732	$83,508	$332,556		$416,064
	Total revenue	4,272	(b)	1,272	1,006	6,550	12,069		18,619
	Income before income taxes	1,664		710	645	3,019	2,829		5,848
	Net income	1,270		542	492	2,304	2,239		4,543
2023
	Total assets at period end (a)	$76,297	(b)	$9,617	$1,687	$87,601	$322,276	(c)	$409,877	(c)
	Total revenue	4,112	(b)	1,281	893	6,286	11,411	(c)	17,697	(c)
	Income before income taxes	1,367		707	569	2,643	1,640	(c)	4,283	(c)
	Net income	1,057		547	440	2,044	1,260	(c)	3,304	(c)
2022
	Total assets at period end (a)	$78,074	(b)	$11,623	$1,622	$91,319	$314,241	(c)	$405,560	(c)
	Total revenue	3,954	(b)	1,127	805	5,886	10,643	(c)	16,529	(c)
	Income before income taxes	1,164		572	481	2,217	1,263	(c)	3,480	(c)
	Net income	880		432	364	1,676	867	(c)	2,543	(c)
(a)    Total assets include long-lived assets, which are not considered by management to be significant in relation to total assets. Long-lived assets are primarily located in the U.S.
(b)    Includes assets of approximately $30.3 billion, $29.1 billion and $31.7 billion and revenue of approximately $2.7 billion, $2.4 billion and $2.2 billion in 2024, 2023 and 2022, respectively, of international operations domiciled in the UK, which is 7%, 7% and 8% of total assets and 14%, 14% and 13% of total revenue, respectively.
(c)    Results for the years ended Dec. 31, 2023 and Dec. 31, 2022 were restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (ASU 2023-02). See Note 2 for additional information.